GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99(3)(s)(4)

vendor_loan_id	customer_loan_id	seller_loan_id	Review Date	balance_postmod	balloon_postmod	current_pra_outstanding	audited_deferred_balance	deferred_balance	diff_deferred_balance	audited_current_rate	current_rate	diff_current_rate	audited_current_P&I	current_P&I	diff_current_P&I	first_pmt_date_postmod	io_flag_postmod	io_period_postmod	audited_maturity_date_postmod	maturity_date_postmod	diff_maturity_date_postmod	audited_mod_date	mod_date	diff_mod_date	mod_pra_amount	mod_principal_forbeared	mod_type	pi_postmod	rate_postmod	amort_term_postmod	amort_type_postmod	arm_code_postmod	current_pra_forgiven	first_rate_reset_months_postmod	margin_postmod	max_rate_postmod	min_rate_postmod	pra_01_anniversary_date	pra_02_anniversary_date	pra_03_anniversary_date	rate_index_postmod	rate_reset_frequency_mo_postmod	step_01_effective_date	step_01_interest_rate	step_02_effective_date	step_02_interest_rate	step_03_effective_date	step_03_interest_rate	step_04_effective_date	step_04_interest_rate	step_05_effective_date	step_05_interest_rate	step_06_effective_date	step_06_interest_rate	step_07_effective_date	step_07_interest_rate	step_08_effective_date	step_08_interest_rate	step_09_effective_date	step_09_interest_rate	step_10_effective_date	step_10_interest_rate	step_max_interest_rate	step_max_interest_rate_date	step_rate_flag	step_rate_number	term_postmod	capitalized_corporate_advance_postmod	capitalized_escrow_postmod	capitalized_interest_postmod	capitalized_other_postmod	capitalized_total_postmod	init_periodic_rate_cap_postmod	init_periodic_rate_floor_postmod	lifetime_cap_postmod	lifetime_floor_postmod	lookback_days_postmod	mod_principal_capitalized	periodic_cap_postmod	periodic_floor_postmod	round_code_postmod	step_01_pi_amount	step_02_pi_amount	step_03_pi_amount	step_04_pi_amount	step_05_pi_amount	step_06_pi_amount	step_07_pi_amount	step_08_pi_amount	step_09_pi_amount	step_10_pi_amount	ismodrecorded	ModDocStatus	ModComments	total_outstanding_deferred	audited_total_outstanding_deferred	diff__total_outstanding_deferred	interest_bearing_balance_postmod	pra_year_1_reduction_amount	pra_year_2_reduction_amount	pra_year_3_reduction_amount	mod_extension_deferment	mod_extension_date	new_maturity_date	number_of_deferments	total_extension_deferment_amount
I524GXNHVLV	XXXX	XXX	XX/XX/XXXX	$XX,XXX	x				X			X		$XXX	X	XX/XX/XX	X		XX/XX/XXXX	XX/XX/XXXX	X	XX/XX/XX	XX/XX/XX	X		$X	X	$XX	X%	X	X																																		X		X	$X	$X	$X	$X	$X						$XXX														X	X	The review of the XX required new disclosures. this is a XX XX that extends the loan maturity date From XX/XX/XXXX to XX/XX/XXXX and number of payments by X months. The rate was reduced from X% to X%. The file does not include the required disclosures.			$XX	$XX				X			X
TJETNLMWS31	XXXX	XXX	XX/XX/XXXX	$XX,XXX	x				X			X		$XXX	X	XX/XX/XX	X		XX/XX/XXXX	XX/XX/XXXX	X	XX/XX/XX	XX/XX/XX	X		$X	X	$XX	3.625%		X												XX/XX/XX	X%	XX/XX/XX	X%																	X%	XX/XX/XX	X	X	X	$X	$X	$X	$X	$X						$XXX				$XXX	$XXX									X	X	This is a XX modification, step interest rate beginning at X%, no principal reduction or deferred balance. The maturity date has been extended and redisclosure is needed, no updated TIL found in file.			$XX	$XX				X			X
HQYW5MFHLDU	XXXX	XXX	XX/XX/XXXX	$XX,XXX	x	$XX,XXX	X	X	$XXX	X	XX/XX/XX	X	XX/XX/XXXX	XX/XX/XXXX	X	XX/XX/XX	XX/XX/XX	X	$X	X	$XX	X%	X	X	X	$X	$X	$X	$X	$X	$XXX	X	X	The loan file contains the cited signed modification agreement. The interest rate was reduced from X% to X% and the maturity date was extended from XX/XX/XXXX to XX/XX/XXXX. Re-disclosure was not required as it was due to X and rate X and no additional X was advanced.

																																																																																														The loan file did also contain a previous modification dated XX/XX/XX (p.X)	$XX		$XX	$XX				X	XX/XX/XXXX	XX/XX/XXXX	X	$X
JOTUWCFRQIT	XXXX	XXX	XX/XX/XXXX	$XX,XXX	x				X			X		$XXX	X	XX/XX/XX	X		XX/XX/XXXX	XX/XX/XXXX	X	XX/XX/XX	XX/XX/XX	X		$X	X	$XX	103.625%		X																																		X		X	$X	$X	$X	$X	$X						$XXX														X	X	The modification dated XX/XX/XXXX is in file (pg. 966). Documentation of mortgage default in file. Re-disclosure was not required.			$XX	$XX				X			X